chris@threshold.cc
804.510.0638


December 18, 2020

VIA EMAIL to wirthc@sec.gov

Cara Wirth
Division of Corporation Finance
Office of Trade & Services
Securities and Exchange Commission
Washington, D.C. 20549

	Re: 	VV Markets LLC; Offering Statement
on Form 1-A, File No. 024-11306

Dear Ms. Wirth:

	This letter responds to your letter
of November 23, 2020, for which we thank you. We are requesting qualification of the offering statement of VV Markets LLC (the "Company").

	The Company has updated its offering
circular under Form 1-A in response to the November 23 letter. We have re-filed the Form 1-A along with this letter and other exhibits.

	The new or updated exhibits include:

*	Subscription Agreement for investors
*	Invoices for Manager's purchase of
assets
*	Purchase and Sale Agreement for
purchase of assets by the issuer
*	North Capital Information Technology
agreement (i.e., technical platform, escrow)
*	Social media posts consisting of
testing the waters materials

	Here are a few notes for certain
questions in the November 23 letter. For all other comments, the necessary changes in response to the comments have been made inside the amended offering circular that is submitted with this letter.

Comment 4(a): We have updated the Form 1-A and the offering circular to reflect the current state of affairs - the issuer has not yet purchased and does not currently hold any assets, but will purchase the identified assets from the manager upon qualification and raising sufficient funds to do so.

Comment 4(a):  The operating agreement
reference to the state and federal courts in Richmond, Virginia is intentional, in recognition of the fact that there are both state and federal courthouses in Richmond. Depending upon the circumstances, potential claim amounts, and their own place of residence, members might have better jurisdictional bases in state courts or in federal courts. The referenced provisions of the operating agreement allow for dispute resolution in either forum.

Comment 7: We have updated the offering circular in the Description of Series
Asset section and
the Asset Acquisition by Manager and
by Series section, to more clearly
and completely state the
facts requested.  The invoices showing
the acquisition of the assets by the
Manager are attached as
an exhibit.  Form 1-A has also been
updated accordingly.  The Use of
Proceeds section of the
offering circular has also been
updated to add the difference precise
cost of asset acquisition by the
manager, $40,961.48, and the price to
be paid by the issuer, $42,000.00, as
part of the sourcing fee
and expense reimbursement that will be
paid to the manager.

Comment 8:  The subscription agreement,
Exhibit 4.1, is submitted with this filing.

Comment 9: The website has been updated as well, to remove the reference to "as low as $25."
The new public-facing website can be
seen at http://vint.co.

Comment 10:  The requested social
media messages and the website
referenced above are the
extent of the testing the waters
messaging.  Screenshots of those
messages from Twitter are
submitted with this filing.  The
current Twitter account content
can be seen at
https://twitter.com/investvint

We trust that this letter, together
with the accompanying documents,
will satisfy the comments and
remaining requirements, and we
therefore request qualification
of the Company's offering.

Very truly yours,
/s/ Christopher E. Gatewood
Christopher E. Gatewood
Threshold Counsel, PC

cc:	Nicholas King, VV Markets LLC